Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents (notes 2d, 3)	$ 3,948	$ 9,736
Short term deposits	8,060	40
Prepaid expenses	510	288
Other receivables	403	213
Cash held with respect to CVR Agreement (notes 1a,3)	1,500
Receivables for the sale of Trehalose (note 1a)	2,000
Total Current Assets	16,421	10,277
Non-Current Assets
Restricted cash (notes 2e, 3)	76	56
Long-term prepaid expenses	5	16
Property and equipment, net (notes 2f, 4)	648	685
Other assets (notes 2h, 8)	410
Total Non-Current Assets	1,139	757
TOTAL ASSETS	17,560	11,034
Current Liabilities
Accounts payable trade	316	173
Accrued expenses and other liabilities (note 5)	1,897	944
Payables to related parties (note 13)	367	13
CVR holders (note 1a)	3,400
Total Current Liabilities	5,980	1,130
Non-Current Liabilities
Retirement benefit obligations (note 2j)		6
Other long-term Liabilities (notes 2h, 8)	298
Warrants (note 6)		192
Total Non-Current Liabilities	298	198
Commitments and Contingent Liabilities (note 9)
TOTAL LIABILITIES	6,278	1,328
SHAREHOLDERS' EQUITY
Common stock of NIS 0.40 ($0.11) par value: (note 10) Authorized: 45,000,000 and 11,861,073 shares as of December 31, 2019 and 2018; Issued and outstanding: 10,334,126 and 3,509,405 as of December 31, 2019 and 2018;	1,151	396
Additional paid in capital	37,104	27,326
Foreign currency translation adjustments (note 2c)	(1,300)	(2,251)
Accumulated deficit	(25,673)	(16,289)
TOTAL SHAREHOLDERS' EQUITY	11,282	9,706
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	17,560	11,034
Series A Preferred Stock
SHAREHOLDERS' EQUITY
Preferred stock		309
Series B Preferred Stock
SHAREHOLDERS' EQUITY
Preferred stock		156
Series C Preferred Stock
SHAREHOLDERS' EQUITY
Preferred stock		$ 59